FORM N-23C-1
                                   STATEMENT BY REGISTERED CLOSED-END
                         INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
                    SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH


REPORT FOR CALENDAR MONTH ENDING: November 1996
NAME OF REGISTERED CLOSED-END INVESTMENT COMPANY:  Putnam Intermediate
Government Income Trust


Date of      Identification   Number of   Price Per   Approximate Asset Value    Name of Seller or
Each         of Security      Shares      Share       or Approximate Asset       of Seller's Broker
Transaction                   Purchased               Coverage per Share at
                                                      Time of Purchase
11/11/96     746798107      29,500        7.620       8.62                       Smith Barney
11/15/96     746798107      30,000        7.620       8.68                       Smith Barney
11/19/96     746798107      31,500        7.620       8.63                       Smith Barney
11/20/96     746798107      31,500        7.620       8.65                       Smith Barney
11/25/96     746798107      31,000        7.620       8.65                       Smith Barney
11/26/96     746798107      31,000        7.620       8.64                       Smith Barney

                                                      PUTNAM INTERMEDIATE
GOVERNMENT INCOME TRUST
                                                      Name of Registrant

                                                      By: /s/ Charles E. Porter
                                                      Title: Executive Vice
President
                                                      Date: December 3, 1996